Related Party Transactions - Summary of Related Party Accounts Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party accounts payable	$ 19,553	$ 21,275	$ 18,488
Automatize
Related Party Transaction [Line Items]
Related party accounts payable	10,125	11,198	5,633
Wilks Brothers
Related Party Transaction [Line Items]
Related party accounts payable	8,632	9,990	11,993
Wilks Construction
Related Party Transaction [Line Items]
Related party accounts payable	707	57	57
Carbo
Related Party Transaction [Line Items]
Related party accounts payable	28	10
Related Lessors
Related Party Transaction [Line Items]
Related party accounts payable	37	1	21
Cisco Logistics
Related Party Transaction [Line Items]
Related party accounts payable			671
Equify Financial LLC
Related Party Transaction [Line Items]
Related party accounts payable			$ 113
Other
Related Party Transaction [Line Items]
Related party accounts payable	$ 24	$ 19